Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Tax Expense (Benefit)	Tax expense (benefit) is comprised of the following:

	As of December 31,
	2010	2011	2012
Current Tax	48,034	60,530	72,395
Deferred Tax	9,228	(35,714)	(18,226)

Total	57,262	24,816	54,169

Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2010	2011	2012
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	—	3%	3%
Effect of different tax rate of group entities operating in other jurisdictions	(2)%	(3)%	1%
Effect of change in valuation allowance	(1)%	9%	6%
Effect of tax holiday	—	(17)%	(12)%
Other	(1)%	—	—

Effective tax rate	21%	17%	23%

Aggregate Amount and Per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2010	2011	2012
Aggregate amount	—	24,156	28,139
Per share effect — basic	—	0.10	0.12
Per share effect — diluted	—	0.10	0.11

Deferred Income Tax Assets And Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	As of December 31,
	2011	2012
Deferred tax assets:
Net loss carryforward	59,340	71,564
Pre-opening expenses	768	1,405
Deferred revenue	25,997	37,688
Deferred rent	4,025	4,200
Unfavorable lease	685	2,704
Bad debt provision	361	796
Accrual for customer loyalty program	1,907	3,241
Accrued payroll	2,092	3,248
Share-based compensation	7,464	10,422
Others	—	193
Valuation allowance	(21,552)	(36,283)

Total deferred tax assets	81,087	99,178

Deferred tax liabilities:
Favorable lease	10,526	18,670
Capitalized interest	2,151	1,836
Others	—	1,829

Total deferred tax liabilities	12,677	22,335

Deferred tax assets are analyzed as:
Current	40,119	44,231
Non-Current	40,968	54,947

	81,087	99,178

Deferred tax liabilities are analyzed as:
Current	—	—
Non-current	12,677	22,335

	12,677	22,335

Unrecognized Tax Benefits

The following table is a roll-forward of the unrecognized tax benefits:

	As of December 31,
	2010	2011	2012
Balance at January 1	—	799	1,494
Addition for tax positions	799	695	2,654

Balance at December 31	799	1,494	4,148